Property Plant and Equipment - Schedule of Property Plant and Equipment (Details) - CAD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Net book value			$ 152,916				$ 152,916
Impairment (recovery)	$ (164)	$ 9	6	$ 1,942	$ 435	$ 458	(149)	$ 2,835
Net book value				152,916			145,810	152,916
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value			384,846				384,846	325,388
Acquisitions (note 5(a), note 5(b))							22,250	54,169
Additions							8,614	8,450
Transfers from CIP							0
Transfer to assets held for sale							(161,798)
Dispositions							(3,483)	(3,161)
Net book value				384,846			250,429	384,846
Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value			231,930				231,930	181,979
Transfer to assets held for sale							(147,797)
Depreciation							22,747	29,997
Impairment (recovery)							(96)	21,446
Dispositions							(2,165)	(1,492)
Net book value				231,930			104,619	231,930
Land
Disclosure Of Property Plant And Equipment [Line Items]
Net book value			20,953				20,953
Net book value				20,953			9,454	20,953
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value			20,953				20,953	11,964
Acquisitions (note 5(a), note 5(b))							335	8,989
Additions							0	0
Transfers from CIP							0	0
Transfer to assets held for sale							(11,834)
Dispositions							0	0
Net book value				20,953			9,454	20,953
Land | Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value			0				0	0
Transfer to assets held for sale							0
Depreciation							0	0
Impairment (recovery)							0	0
Dispositions							0	0
Net book value				0			0	0
Production Facilities
Disclosure Of Property Plant And Equipment [Line Items]
Net book value			33,736				33,736
Net book value				33,736			46,291	33,736
Production Facilities | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value			179,156				179,156	154,234
Acquisitions (note 5(a), note 5(b))							15,635	24,002
Additions							0	0
Transfers from CIP							0	882
Transfer to assets held for sale							(143,540)
Dispositions							0	38
Net book value				179,156			51,251	179,156
Production Facilities | Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value			145,420				145,420	132,007
Transfer to assets held for sale							(141,811)
Depreciation							1,351	2,526
Impairment (recovery)							0	10,825
Dispositions							0	62
Net book value				145,420			4,960	145,420
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Net book value			48,451				48,451
Net book value				48,451			40,124	48,451
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value			76,899				76,899	70,814
Acquisitions (note 5(a), note 5(b))							1,110	3,660
Additions							800	2,739
Transfers from CIP							0	0
Transfer to assets held for sale							0
Dispositions							(559)	(314)
Net book value				76,899			78,250	76,899
Leasehold Improvements | Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value			28,448				28,448	15,369
Transfer to assets held for sale							0
Depreciation							10,222	11,675
Impairment (recovery)							15	1,697
Dispositions							(559)	(293)
Net book value				28,448			38,126	28,448
Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value			46,923				46,923
Net book value				46,923			47,370	46,923
Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value			99,164				99,164	78,922
Acquisitions (note 5(a), note 5(b))							5,170	17,518
Additions							6,831	5,609
Transfers from CIP							983	0
Transfer to assets held for sale							(411)
Dispositions							(2,834)	(2,885)
Net book value				99,164			108,903	99,164
Equipment | Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value			52,241				52,241	28,782
Transfer to assets held for sale							(165)
Depreciation							11,174	15,796
Impairment (recovery)							(111)	8,924
Dispositions							(1,606)	(1,261)
Net book value				52,241			61,533	52,241
Construction in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Net book value			2,853				2,853
Net book value				2,853			2,571	2,853
Construction in Progress | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value			8,674				8,674	9,454
Acquisitions (note 5(a), note 5(b))							0	0
Additions							983	102
Transfers from CIP							(983)	(882)
Transfer to assets held for sale							(6,013)
Dispositions							(90)	0
Net book value				8,674			2,571	8,674
Construction in Progress | Accumulated Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value			$ 5,821				5,821	5,821
Transfer to assets held for sale							(5,821)
Depreciation							0	0
Impairment (recovery)							0	0
Dispositions							0	0
Net book value				$ 5,821			$ 0	$ 5,821